UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000.

Check here if Amendment                 [   ];   Amendment Number:
This Amendment (Check only one.):       [   ]    is a restatement
                                        [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name                         Brahman Capital Corp.
         -----------------------------------------------------------
Address                     277 Park Avenue
         -----------------------------------------------------------
                               New York, NY 10017
         -----------------------------------------------------------

         Form 13F File Number:      28-4455

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      William D'Eredita
         ----------------------------------------------------------------------
Title:                       Chief Financial Officer
         ----------------------------------------------------------------------
Phone:                     (212) 350-5317
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ William D'Eredita            New York, NY               November 14, 2000
----------------------------      ---------------------      -------------------
[Signature]                       [City, State]               [Date]



Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1
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
 Item 1                                      Item 2             Item 3             Item 4                   Item 5
Name of Issuer                               Title of Class     Cusip Number       Fair Market Value        Shares or Principal
                                                                                                             Amount


AETNA INC,.                                   COMMON             008117-10-3              18,330,331.00     315,700
AETNA INC,.                                   COMMON             008117-90-3                 962,500.00       1,000 (C)
APPLIED POWER INC.                            COMMON             038225-10-8              30,985,500.00     635,600
AT&T                                          COMMON             001957-10-9              13,659,375.00     465,000
AT&T                                          COMMON             001957-90-6                 156,250.00       1,250 (C)
ACTUANT CO.                                   COMMON             00508X-10--4              1,626,625.00     400,400
CHOICEPOINT, INC.                             COMMON             170388-10-2              72,487,133.00   1,580,101
CALPINE CORP                                  COMMON             131347-95-6                 267,188.00         750 (P)
COMPUCREDIT CORP                              COMMON             20478N-95-0                  23,500.00          20 (P)
CORECOMM LTD                                  COMMON             G2422R-10-9               3,927,475.00     494,800
CRESTLINE CAPITAL CORP                        COMMON             226153-10-4              30,882,808.00   1,539,330
DISPATCH MANAGEMENT SERVICE                   COMMON             254927-10-6                 158,594.00     362,500
EDWARDS LIFESCIENCES                          COMMON             28176E-10-8              29,265,831.00   1,341,700
EW BLANCH HOLDINGS                            COMMON             093210-10-2               3,811,775.00     183,700
FIND SVP INC                                  COMMON             317718-30-2                 145,313.00     150,000
HASBRO INC.                                   COMMON             418056-10-7               3,213,938.00     281,000
HIGHLANDS INSURANCE                           COMMON             431032-10-1               1,840,313.00     196,300
KROLL O GARA CO.                              COMMON             501050-10-8               1,009,200.00     168,200
METLIFE INC                                   COMMON             59156R-10-8              23,773,013.00     907,800
METLIFE INC                                   COMMON             59156R-90-8               1,475,000.00       2,000 (C)
MYPOINTS.COM                                  COMMON             62855T-10-2                 509,850.00      92,700
NATIONAL DATA CORP                            COMMON             635621-10-5               1,036,875.00      31,600
PARK PLACE ENTERTAINMENT                      COMMON             700690-10-0               7,108,750.00     470,000
AMAZON                                        COMMON             023135-95-6                 406,250.00         500 (P)
RH DONNELLEY CORP                             COMMON             74955W-30-7               6,574,100.00     311,200
USA EDUCATION INC.                            COMMON             78442A 10-9              12,629,944.00     262,100
SPX CORP                                      COMMON             784635-10-4              25,804,096.00     181,799
UNITED SHIPPING & TECHNOLOGY                  COMMON             911498-10-3               3,659,589.00     900,822
WHITE MOUNTAIN INSURANCE                      COMMON             G9618E-10-7               4,147,700.00      15,200
WESTERN RESOURCES                             COMMON             959425-95-9                   5,297.00         565 (P)

                                                                                    --------------------
                                                                                         299,884,113.00
                                                                                    ====================



Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at September 30, 2000 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.



                   Item 1                                         Item 6                  Item 7                   Item 8
                                                          -------------------------------------            ------------------------

                                             a) Sole    b) Shared   c) Shared-   Managers     a) Sole    b) Shared   c) Shared-
                                                         As Defined     Other     See Instr.               As Defined     Other
       Name of Issuer                                    in Instr. V                   V                  in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC,.                                   x                                    1           x
AETNA INC,.                                   x                                    1           x
APPLIED POWER INC.                            x                                    1           x
AT&T                                          x                                    1           x
AT&T                                          x                                    1           x
ACTUANT CO.                                   x                                    1           x
CHOICEPOINT, INC.                             x                                    1           x
CALPINE CORP                                  x                                    1           x
COMPUCREDIT CORP                              x          X                         1           x
CORECOMM LTD                                  x                                    1           x
CRESTLINE CAPITAL CORP                        x                                    1           x
DISPATCH MANAGEMENT SERVICE                   x                                    1           x
EDWARDS LIFESCIENCES                          x                                    1           x
EW BLANCH HOLDINGS                            x                                    1           x
FIND SVP INC                                  x                                    1           x
HASBRO INC.                                   x                                    1           x
HIGHLANDS INSURANCE                           x                                    1           x
KROLL O GARA CO.                              x                                    1           x
METLIFE INC                                   x                                    1           x
METLIFE INC                                   x      X                             1           x
MYPOINTS.COM                                  x                                    1           x
NATIONAL DATA CORP                            x                                    1           x
PARK PLACE ENTERTAINMENT                      x                                    1           x
AMAZON                                        x                                    1           x
RH DONNELLEY CORP                             x                                    1           x
USA EDUCATION INC.                            x                                    1           x
SPX CORP                                      x                                    1           x
UNITED SHIPPING & TECHNOLOGY                  x                                    1           x
WHITE MOUNTAIN INSURANCE                      x                                    1           x
WESTERN RESOURCES                             x                                    1           x

